Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	May 31, 2011
Registrant Name	dei_EntityRegistrantName	MORGAN STANLEY LTD DURATION US GOVERNMENT TRUST
Central Index Key	dei_EntityCentralIndexKey	0000876162
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Sep. 28, 2011
Document Effective Date	dei_DocumentEffectiveDate	Sep. 30, 2011
Morgan Stanley LTD Duration US Government Trust (Prospectus Summary) | Morgan Stanley LTD Duration US Government Trust | Morgan Stanley LTD Duration US Government Trust
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	LDTRX